UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2017
Date of reporting period: April 30, 2017

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2017 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds' investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisetfs.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing will be available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisetfs.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisetfs.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF's net asset value and market price returns (1.82% and 2.02%, respectively) underperformed the 5.37% return for the Standard & Poor's 500® Index (the "Index") for the period from January 11, 2017 (the inception date) through April 30, 2017 (the "period"). The sectors1 within the Index that reported the strongest performance were Information Technology (up 12%), Consumer Discretionary (up 8%), and Consumer Staples (up 8%). Only two sectors within the Index reported negative performance for the period, Energy (down 9%) and Telecommunication Services (down 6%). The other sector that reported weak, yet still positive, performance was Financials (up less than 1%).
Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor2 from performance, both on an absolute basis and when compared to the Index. The Fund's Energy holdings were down about 18%, compared to down 9% for the Index sector. The Fund's three Energy holdings were the overall top three detractors for the period, Apache3 (down 23%), Encana (down 18%), and Occidental Petroleum (down 10%), respectively. The Fund also suffered from a significant overweight position in Energy holdings, versus the Index (13%, versus 7%).
When compared to the Index, the Fund's weighting in the Information Technology sector was a key detractor from performance. While the Fund's holdings performed in line with the Index sector (both up 12%), the Fund suffered from a significant underweight position (7%, versus 21%).
The Fund's largest sector weighting was in Financials. These holdings also hindered performance when compared to the Index. Although the Fund's Financials were up about 2%, compared to up less than 1% for the Index sector, the Fund suffered from a significant overweight position (38%, versus 15%). The Fund's Financial holdings were diversified across three subsets, Banks (13%), Diversified Financials (21%), and Insurance (5%). Bank of New York Mellon (down 1%), Wells Fargo (down 1%), and U.S. Bancorp (down less than 1%) were weak performers. The Fund no longer owns U.S. Bancorp.
Additional detractors included CarMax (down 13%) from the Consumer Discretionary sector and Johnson Controls (down 5%) from the Industrials sector.
The Fund had approximately 11% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings underperformed its domestic holdings.
Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector were an important contributor to performance, both on an absolute basis and when compared to the Index. The Fund's Consumer Discretionary holdings were up about 9%, compared to up 8% for the Index sector. Amazon (up 16%) was the Fund's overall top contributor for the period and its second-largest holding. Adient (up 20%) was also a strong performer.
Returns from holdings in the Materials sector helped performance. The Fund's Material holdings were up about 9%, compared to up 4% for the Index sector. Monsanto (up 8%) and LafargeHolcim (up 9%) were key contributors.
Other contributors to performance came from the Fund's Industrial holdings, which were up about 6%, compared to up 5% for the Index sector. Safran (up 17%) and United Technologies (up 8%) were strong performers.
Additional contributors included Alphabet (up 12%), the Fund's third-largest holding, from the Information Technology sector; Markel (up 8%) and American Express (up 3%) from the Financials sector; and UnitedHealth Group (up 8%) from the Health Care sector.

Davis Select U.S. Equity ETF's investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF's principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from January 11, 2017 (the inception date) through April 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the period, from January 11, 2017 (the inception date) through April 30, 2017, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor's 500® Index for an investment made at nav on January 11, 2017

Total Return for period ended April 30, 2017

Fund & Benchmark Index	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	1.82%	1.10%	0.60%
DUSA - Market Price	2.02%	1.10%	0.60%
S&P 500® Index	5.37%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Select U.S. Equity ETF contained in this report represents past performance and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current performance information please call Investor Services at 1-800-279-0279.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2017

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 04/30/17	74	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 04/30/17	0	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF's net asset value and market price returns (3.46% and 3.61%, respectively) outperformed the 0.33% return of the S&P 500® Financials Index (the "Index") for the period from January 11, 2017 (the inception date) through April 30, 2017 (the "period"). The industries1 within the Index that reported the strongest performance were Insurance (up 3%), Diversified Financial Services (up 2%), and Capital Markets (up 1%). The industries within the Index that reported the weakest performance were Consumer Finance (down 8%) and Banks (down 1%).

Contributors to Performance
Insurance companies represented the largest industry weighting in the Fund and made the most significant contribution2 to performance, both on an absolute basis and when compared to the Index. The Fund's Insurance holdings were up about 6%, compared to up 3% for the Index. Everest Re Group3 (up 15%) was the Fund's overall top contributor for the period. Markel (up 8%), the Fund's largest holding, along with Marsh & McLennan (up 11%) and Chubb (up 6%) were also strong performers.

Returns from the Fund's Capital Markets holdings were up about 4%, compared to up 1% for the Index. These holdings were a contributor on both an absolute basis and when compared to the Index. Moody's (up 25%), S&P Global (up 20%), Julius Baer Group (up 16%), and Brookfield Asset Management (up 12%) were key contributors.

Additional contributors included Visa (up 12%) from the Diversified Financial Services industry and Alphabet (up 12%) from the Software & Services industry group.

The Fund had approximately 7% of its net assets invested in foreign securities. Although the Fund's foreign and domestic holdings both produced positive performance returns, as a whole, the Fund's foreign holdings outperformed its domestic holdings (up 13%, compared to up 3%).
Detractors from Performance
Consumer Finance companies were the most significant detractor from performance on an absolute basis. The Fund's Consumer Finance companies were down about 3%, compared to down 8% for the Index. Capital One Financial (down 9%) was the Fund's overall top detractor for the period.

Although the Fund's Bank holdings, as a whole, produced positive returns, certain holdings detracted from performance. Wells Fargo (down 1%), U.S. Bancorp (down less than 1%), and PNC Financial (down less than 1%) were weak performers.

While Capital Markets holdings, in total, contributed to performance, there were a number of Capital Markets holdings that were key detractors from Fund performance, Goldman Sachs (down 9%), Charles Schwab (down 6%), and Bank of New York Mellon (down 1%).

An additional detractor included American International Group (down 9%) from the Insurance industry.

Davis Select Financial ETF's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF's principal risks are: authorized participant concentration risk, common stock risk, credit risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from January 11, 2017 (the inception date) through April 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the period, from January 11, 2017 (the inception date) through April 30, 2017, unless otherwise noted.

[1]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[2]
A company's or industries' contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor's 500® Financials Index for an investment made at nav on January 11, 2017

Total Return for period ended April 30, 2017

Fund & Benchmark Index	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	3.46%	1.08%	0.65%
DFNL - Market Price	3.61%	1.08%	0.65%
S&P 500® Financials Index	0.33%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor's 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data for Davis Select Financial ETF contained in this report represents past performance and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current performance information please call Investor Services at 1-800-279-0279.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2017

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 04/30/17	74	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 04/30/17	0	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF's net asset value and market price returns (6.58% and 6.78%, respectively) performed in line with the 6.75% return for the Morgan Stanley Capital International All Country World Index (the "Index") for the period from January 11, 2017 (the inception date) through April 30, 2017 (the "period"). The sectors1 within the Index that reported the strongest performance were Information Technology (up 12%), Consumer Staples (up 10%), and Industrials (up 9%). Only one sector within the Index reported negative performance for the period, Energy (down 5%). The other sectors that reported weak, yet still positive, performance were Telecommunication Services (up less than 1%) and Financials (up 5%).
Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector made the most significant contribution2 to performance, both on an absolute basis and when compared to the Index. The Fund's Consumer Discretionary holdings were up about 21%, compared to up 8% for the Index sector. Seven of the Fund's top ten contributors during the period were from the Consumer Discretionary sector, including the overall top four contributors, JD.com3 (up 31%), Adient (up 20%), Naspers (up 19%), and TAL Education Group (up 58%). The remaining contributors included the Fund's second-largest holding, Amazon (up 16%), along with New Oriental Education & Technology Group (up 34%) and Vipshop Holdings (up 24%).
Returns from specific holdings in the Information Technology sector helped performance on an absolute basis. Alphabet (up 12%), the Fund's largest holding, and Alibaba (up 19%) were key contributors.
Another contributor to performance was Safran (up 17%) from the Industrials sector.
The Fund's largest foreign exposure geographically was in Chinese companies. Chinese holdings were the most significant contributor to performance during the period.
Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance, both on an absolute basis and when compared to the Index. The Fund's Energy holdings were down about 14%, compared to down 5% for the Index sector. The Fund suffered due to stock selection and from a significant overweight position (13%, versus 7%) in the only sector with a negative return during the period. Apache (down 23%) and Encana (down 18%) were the Fund's overall top two detractors for the period, respectively. EQT (down 8%) was also a weak performer; the Fund no longer owns EQT.
Although the Fund's absolute performance benefited from Information Technology holdings, the Fund still trailed the Index. The Fund's Information Technology holdings were up about 8%, compared to up 12% for the Index sector. Angie's List (down 28%), Fang Holdings (down 12%), and Hollysys Automation (down 8%) were key detractors.
The Fund's Health Care holdings also benefited from positive absolute performance; however, Valeant Pharmaceuticals (down 37%) was a drag on the Fund's relative performance. The Fund no longer owns Valeant Pharmaceuticals.
Additional detractors included CarMax (down 13%) from the Consumer Discretionary sector, CAR (down 4%) from the Industrials sector, and Wells Fargo (down 1%) from the Financials sector.
The Fund's U.S. holdings underperformed its foreign holdings (up 5%, compared to up 10%).

Davis Select Worldwide ETF's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF's principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from January 11, 2017 (the inception date) through April 30, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of period, from January 11, 2017 (the inception date) through April 30, 2017, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at nav on January 11, 2017

Total Return for period ended April 30, 2017

Fund & Benchmark Index	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	6.58%	1.23%	0.65%
DWLD - Market Price	6.78%	1.23%	0.65%
MSCI ACWI®	6.75%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data for Davis Select Worldwide ETF contained in this report represents past performance and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current performance information please call Investor Services at 1-800-279-0279.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2017
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 04/30/17	67	6	0	1

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 04/30/17	0	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	April 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/17 Net Assets)		(% of 04/30/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	86.72%	Diversified Financials	24.23%	5.11%
Common Stock (Foreign)	11.07%	Capital Goods	16.06%	7.39%
Other Assets & Liabilities	2.21%	Energy	11.52%	6.32%
	100.00%	Retailing	10.36%	5.66%
		Banks	8.56%	6.31%
		Information Technology	8.14%	22.50%
		Materials	8.10%	2.85%
		Insurance	4.77%	2.67%
		Health Care	4.48%	13.96%
		Media	2.22%	3.24%
		Automobiles & Components	1.56%	0.69%
		Other	–	23.30%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 04/30/17 Net Assets)

Berkshire Hathaway Inc., Class B	Diversified Financial Services	9.48%
Amazon.com, Inc.	Retailing	8.22%
Alphabet Inc., Class C	Software & Services	7.96%
United Technologies Corp.	Capital Goods	7.30%
American Express Co.	Consumer Finance	6.46%
Apache Corp.	Energy	5.44%
Markel Corp.	Property & Casualty Insurance	4.66%
UnitedHealth Group Inc.	Health Care Equipment & Services	4.39%
Bank of New York Mellon Corp.	Capital Markets	4.33%
Johnson Controls International PLC	Capital Goods	4.31%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	April 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/17 Net Assets)		(% of 04/30/17 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	91.61%	Insurance	28.45%	18.93%
Common Stock (Foreign)	7.38%	Capital Markets	26.73%	19.98%
Other Assets & Liabilities	1.01%	Banks	19.20%	44.78%
	100.00%	Consumer Finance	11.30%	5.15%
		Diversified Financial Services	11.06%	11.16%
		Software & Services	3.26%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 04/30/17 Net Assets)

Markel Corp.	Property & Casualty Insurance	6.81%
American Express Co.	Consumer Finance	5.97%
Loews Corp.	Multi-line Insurance	5.76%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	5.57%
Visa Inc., Class A	Diversified Financial Services	5.38%
Chubb Ltd.	Property & Casualty Insurance	5.35%
Capital One Financial Corp.	Consumer Finance	5.22%
U.S. Bancorp	Banks	5.17%
Everest Re Group, Ltd.	Reinsurance	4.53%
JPMorgan Chase & Co.	Banks	4.37%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	April 30, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/17 Net Assets)		(% of 04/30/17 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (U.S.)	53.02%	Information Technology	17.46%	16.66%
Common Stock (Foreign)	46.03%	Retailing	13.91%	3.68%
Other Assets & Liabilities	0.95%	Energy	11.63%	6.43%
	100.00%	Banks	8.21%	10.30%
		Materials	7.46%	5.28%
		Media	6.94%	2.51%
		Capital Goods	6.08%	7.69%
		Automobiles & Components	6.01%	2.52%
		Diversified Financials	5.83%	3.99%
		Consumer Services	4.94%	1.68%
		Transportation	4.84%	2.15%
		Health Care	3.52%	11.17%
		Insurance	3.17%	4.00%
		Other	–	21.94%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/17 Stock Holdings)		(% of Fund's 04/30/17 Net Assets)

United States	53.53%	Alphabet Inc., Class C	6.83%
China	24.64%	Amazon.com, Inc.	5.25%
Canada	5.65%	Naspers Ltd. - N	4.95%
South Africa	5.00%	Adient PLC	4.78%
Brazil	3.17%	Wells Fargo & Co.	4.45%
France	2.96%	Apache Corp.	4.26%
Switzerland	2.25%	Berkshire Hathaway Inc., Class B	4.20%
Mexico	1.94%	Encana Corp.	4.16%
Netherlands	0.86%	JD.com Inc., Class A, ADR	3.76%
	100.00%	JPMorgan Chase & Co.	3.68%

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is January 11, 2017* to April 30, 2017.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	(01/11/17)*	(04/30/17)	(01/11/17*-04/30/17)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.60%***)
Actual	$1,000.00	$1,018.24	$1.81
Hypothetical	$1,000.00	$1,013.14	$1.80
Davis Select Financial ETF
(annualized expense ratio 0.65%***)
Actual	$1,000.00	$1,034.61	$1.97
Hypothetical	$1,000.00	$1,012.99	$1.95
Davis Select Worldwide ETF
(annualized expense ratio 0.65%***)
Actual	$1,000.00	$1,065.78	$2.00
Hypothetical	$1,000.00	$1,012.99	$1.95

Hypothetical assumes 5% annual return before expenses.

*Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

**Expenses are equal to each Fund's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 109/365 (to reflect the period since commencement of investment operations).

***The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	April 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.79%)
CONSUMER DISCRETIONARY – (13.83%)
Automobiles & Components – (1.53%)
Adient PLC	7,250	$533,310
Media – (2.17%)
Liberty Global PLC, Series C *	21,850	756,229
Retailing – (10.13%)
Amazon.com, Inc. *	3,098	2,865,619
CarMax, Inc. *	11,402	667,017
		3,532,636
	Total Consumer Discretionary	4,822,175
ENERGY – (11.27%)
Apache Corp.	39,006	1,897,252
Encana Corp. (Canada)	107,786	1,153,310
Occidental Petroleum Corp.	14,303	880,207
	Total Energy	3,930,769
FINANCIALS – (36.72%)
Banks – (8.37%)
JPMorgan Chase & Co.	17,022	1,480,914
Wells Fargo & Co.	26,713	1,438,228
		2,919,142
Diversified Financials – (23.69%)
Capital Markets – (4.33%)
Bank of New York Mellon Corp.	32,094	1,510,344
Consumer Finance – (9.88%)
American Express Co.	28,418	2,252,126
Capital One Financial Corp.	14,850	1,193,643
		3,445,769
Diversified Financial Services – (9.48%)
Berkshire Hathaway Inc., Class B *	20,012	3,306,182
		8,262,295
Insurance – (4.66%)
Property & Casualty Insurance – (4.66%)
Markel Corp. *	1,678	1,626,989
	Total Financials	12,808,426
HEALTH CARE – (4.39%)
Health Care Equipment & Services – (4.39%)
UnitedHealth Group Inc.	8,746	1,529,500
	Total Health Care	1,529,500
INDUSTRIALS – (15.70%)
Capital Goods – (15.70%)
Johnson Controls International PLC	36,145	1,502,548
Safran S.A. (France)	17,222	1,426,129
United Technologies Corp.	21,408	2,547,338
	Total Industrials	5,476,015
INFORMATION TECHNOLOGY – (7.96%)
Software & Services – (7.96%)
Alphabet Inc., Class C *	3,064	2,775,861
	Total Information Technology	2,775,861

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	April 30, 2017 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (7.92%)
	LafargeHolcim Ltd. (Switzerland)	22,530	$1,279,125
	Monsanto Co.	12,728	1,484,212
		Total Materials	2,763,337
		TOTAL COMMON STOCK – (Identified cost $33,512,233)	34,106,083
		Total Investments – (97.79%) – (Identified cost $33,512,233) – (a)	34,106,083
		Other Assets Less Liabilities – (2.21%)	770,571
		Net Assets – (100.00%)	$34,876,654

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $33,512,233. At April 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$1,279,405
		Unrealized depreciation	(685,555)
		Net unrealized appreciation	$593,850

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	April 30, 2017 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.99%)
FINANCIALS – (95.76%)
Banks – (19.00%)
DBS Group Holdings Ltd. (Singapore)	70,200	$972,244
JPMorgan Chase & Co.	22,994	2,000,478
PNC Financial Services Group, Inc.	11,759	1,408,140
U.S. Bancorp	46,191	2,368,674
Wells Fargo & Co.	36,284	1,953,531
		8,703,067
Diversified Financials – (48.60%)
Capital Markets – (26.46%)
Bank of New York Mellon Corp.	41,524	1,954,120
Brookfield Asset Management Inc., Class A (Canada)	30,558	1,129,118
Charles Schwab Corp.	36,594	1,421,677
Goldman Sachs Group, Inc.	8,190	1,832,922
Julius Baer Group Ltd. (Switzerland)	24,568	1,280,252
KKR & Co. L.P.	41,741	792,244
Moody's Corp.	8,632	1,021,338
S&P Global Inc.	8,143	1,092,709
State Street Corp.	18,978	1,592,254
		12,116,634
Consumer Finance – (11.19%)
American Express Co.	34,478	2,732,382
Capital One Financial Corp.	29,724	2,389,215
		5,121,597
Diversified Financial Services – (10.95%)
Berkshire Hathaway Inc., Class B *	15,454	2,553,155
Visa Inc., Class A	26,993	2,462,302
		5,015,457
		22,253,688
Insurance – (28.16%)
Insurance Brokers – (3.76%)
Marsh & McLennan Cos, Inc.	23,250	1,723,522
Multi-line Insurance – (7.71%)
American International Group, Inc.	14,708	895,864
Loews Corp.	56,542	2,635,988
		3,531,852
Property & Casualty Insurance – (12.16%)
Chubb Ltd.	17,833	2,447,579
Markel Corp. *	3,216	3,118,234
		5,565,813
Reinsurance – (4.53%)
Everest Re Group, Ltd.	8,246	2,075,601
		12,896,788
	Total Financials	43,853,543

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	April 30, 2017 (Unaudited)

Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.23%)
Software & Services – (3.23%)
Alphabet Inc., Class C *	1,632	$1,478,527
Total Information Technology	1,478,527
TOTAL COMMON STOCK – (Identified cost $44,982,526)	45,332,070
Total Investments – (98.99%) – (Identified cost $44,982,526) – (a)	45,332,070
Other Assets Less Liabilities – (1.01%)	462,061
Net Assets – (100.00%)	$45,794,131

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $44,982,526. At April 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,066,720
Unrealized depreciation	(717,176)
Net unrealized appreciation	$349,544

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	April 30, 2017 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (99.05%)
CONSUMER DISCRETIONARY – (31.50%)
Automobiles & Components – (5.95%)
Adient PLC	23,765	$1,748,154
Delphi Automotive PLC	5,310	426,924
		2,175,078
Consumer Services – (4.90%)
New Oriental Education & Technology Group, Inc., ADR (China)*	15,053	971,521
TAL Education Group, Class A, ADR (China)	6,867	817,928
		1,789,449
Media – (6.88%)
Grupo Televisa S.A.B., ADR (Mexico)	28,928	702,950
Naspers Ltd. - N (South Africa)	9,530	1,810,299
		2,513,249
Retailing – (13.77%)
Amazon.com, Inc. *	2,076	1,920,279
CarMax, Inc. *	12,966	758,511
JD.com Inc., Class A, ADR (China)*	39,208	1,375,025
Vipshop Holdings Ltd., Class A, ADR (China)*	70,620	979,499
		5,033,314
	Total Consumer Discretionary	11,511,090
ENERGY – (11.52%)
Apache Corp.	32,034	1,558,134
Cabot Oil & Gas Corp.	26,104	606,657
Encana Corp. (Canada)	142,025	1,519,667
Paramount Resources Ltd., Class A (Canada)*	41,114	524,674
	Total Energy	4,209,132
FINANCIALS – (17.05%)
Banks – (8.13%)
JPMorgan Chase & Co.	15,486	1,347,282
Wells Fargo & Co.	30,189	1,625,376
		2,972,658
Diversified Financials – (5.78%)
Capital Markets – (1.58%)
Noah Holdings Ltd., ADS (China)*	22,821	575,546
Diversified Financial Services – (4.20%)
Berkshire Hathaway Inc., Class B *	9,301	1,536,618
		2,112,164
Insurance – (3.14%)
Multi-line Insurance – (3.14%)
Sul America S.A. (Brazil)	216,837	1,147,020
	Total Financials	6,231,842
HEALTH CARE – (3.49%)
Health Care Equipment & Services – (3.49%)
Aetna Inc.	6,670	900,917
Diplomat Pharmacy, Inc. *	23,985	374,166
	Total Health Care	1,275,083
INDUSTRIALS – (10.81%)
Capital Goods – (6.02%)
Safran S.A. (France)	12,932	1,070,881

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2017 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	United Technologies Corp.	9,496	$1,129,929
			2,200,810
Transportation – (4.79%)
	CAR Inc. (China)*	408,000	385,007
	FedEx Corp.	2,753	522,244
	ZTO Express (Cayman) Inc., Class A, ADR (China)*	60,556	843,545
			1,750,796
		Total Industrials	3,951,606
INFORMATION TECHNOLOGY – (17.29%)
Software & Services – (15.35%)
	Alibaba Group Holding Ltd., ADR (China)*	10,924	1,261,722
	Alphabet Inc., Class C *	2,756	2,496,826
	Angie's List Inc. *	32,740	192,511
	Baidu, Inc., Class A, ADR (China)*	1,906	343,518
	Facebook Inc., Class A *	4,390	659,598
	Fang Holdings Ltd., Class A, ADR (China)*	195,806	655,950
			5,610,125
Technology Hardware & Equipment – (1.94%)
	Hollysys Automation Technologies Ltd. (China)	44,179	708,631
		Total Information Technology	6,318,756
MATERIALS – (7.39%)
	Akzo Nobel N.V. (Netherlands)	3,575	312,630
	Axalta Coating Systems Ltd. *	33,694	1,056,981
	LafargeHolcim Ltd. (Switzerland)	14,322	813,121
	Monsanto Co.	4,424	515,883
		Total Materials	2,698,615
	TOTAL COMMON STOCK – (Identified cost $34,490,758)		36,196,124
	Total Investments – (99.05%) – (Identified cost $34,490,758) – (a)		36,196,124
	Other Assets Less Liabilities – (0.95%)		347,262
	Net Assets – (100.00%)		$36,543,386

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $34,490,758. At April 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$2,318,587
	Unrealized depreciation		(613,221)
	Net unrealized appreciation		$1,705,366

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2017 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$34,106,083	$45,332,070	$36,196,124
Cash	537,959	278,163	405,559
Receivables:
Capital stock sold	–	3,119,928	2,147,501
Dividends	31,330	38,683	17,433
Investment securities sold	1,419,202	–	–
Prepaid expenses	3,063	2,775	2,828
Due from Adviser	11,600	9,300	16,300
Total assets	36,109,237	48,780,919	38,785,745
LIABILITIES:
Payables:
Investment securities purchased	1,199,007	2,947,170	2,201,905
Accrued investment advisory fee	14,812	18,126	14,255
Other accrued expenses	18,764	21,492	26,199
Total liabilities	1,232,583	2,986,788	2,242,359
NET ASSETS	$34,876,654	$45,794,131	$36,543,386
SHARES OUTSTANDING	1,701,700	2,201,700	1,701,700
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$20.50	$20.80	$21.47
NET ASSETS CONSIST OF:
Paid-in capital	34,304,406	45,367,431	34,896,072
Undistributed net investment income	43,699	77,835	8,300
Accumulated net realized losses from investments and foreign currency transactions	(65,301)	(679)	(66,361)
Net unrealized appreciation on investments and foreign currency transactions	593,850	349,544	1,705,375
Net Assets	$34,876,654	$45,794,131	$36,543,386

*Including:
Cost of investments	$33,512,233	$44,982,526	$34,490,758

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the period January 11, 2017* to April 30, 2017 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
INVESTMENT INCOME:
Income:
Dividends**	$83,865	$124,989	$49,534
Total income	83,865	124,989	49,534
Expenses:
Investment advisory fees (Note 3)	36,817	39,890	34,891
Accounting, Custodian, and Transfer Agent fees	10,557	11,333	17,300
Audit fees	5,288	5,288	5,288
Legal fees	5,000	5,000	5,000
Reports to shareholders	500	500	500
Trustees' fees and expenses	6,598	6,909	6,342
Registration and filing fees	2,750	3,250	2,750
Miscellaneous	6,261	6,047	6,100
Total expenses	73,771	78,217	78,171
Reimbursement/waiver of expenses by Adviser (Note 3)	(33,605)	(31,063)	(36,937)
Net expenses	40,166	47,154	41,234
Net investment income	43,699	77,835	8,300
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(65,283)	(825)	(64,061)
Foreign currency transactions	(18)	146	(2,300)
Net realized loss	(65,301)	(679)	(66,361)
Net increase in unrealized appreciation	593,850	349,544	1,705,375
Net realized and unrealized gain on investments and foreign currency transactions	528,549	348,865	1,639,014
Net increase in net assets resulting from operations	$572,248	$426,700	$1,647,314

*Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

**Net of foreign taxes withheld as follows	$186	$277	$928

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the period January 11, 2017* to April 30, 2017 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
OPERATIONS:
Net investment income	$43,699	$77,835	$8,300
Net realized loss from investments and foreign currency transactions	(65,301)	(679)	(66,361)
Net increase in unrealized appreciation on investments and foreign currency transactions	593,850	349,544	1,705,375
Net increase in net assets resulting from operations	572,248	426,700	1,647,314
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,304,406	45,367,431	34,896,072
Cost of shares redeemed	–	–	–
Net increase in net assets resulting from capital share transactions	34,304,406	45,367,431	34,896,072
Total increase in net assets	34,876,654	45,794,131	36,543,386
NET ASSETS:
Beginning of period	–	–	–
End of period**	$34,876,654	$45,794,131	$36,543,386
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	–	–	–
Shares sold***	1,701,700	2,201,700	1,701,700
Shares outstanding, end of period	1,701,700	2,201,700	1,701,700

*Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

**Including undistributed net investment income of	$43,699	$77,835	$8,300

***Including issuance of 1,700 shares of each Fund representing the Trust seed investment.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the "Trust") was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 ("1940 Act") as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of three series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF (individually referred to as a "Fund" or collectively as the "Funds"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF is diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Funds' investment adviser, uses the Davis Investment Discipline to invest each Fund's portfolio.

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund's net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$4,822,175	$–	$11,511,090
Energy	3,930,769	–	4,209,132
Financials	12,808,426	43,853,543	6,231,842
Health Care	1,529,500	–	1,275,083
Industrials	5,476,015	–	3,951,606
Information Technology	2,775,861	1,478,527	6,318,756
Materials	2,763,337	–	2,698,615
Total Level 1	34,106,083	45,332,070	36,196,124

Level 2 – Other Significant Observable Inputs:
Total Level 2	–	–	–

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$34,106,083	$45,332,070	$36,196,124

There were no transfers of investments between levels of the fair value hierarchy during the period ended April 30, 2017.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2017 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the period ended April 30, 2017 were as follows:

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Cost of purchases	$1,656,913	$769,700	$3,937,297
Proceeds from sales	1,622,949	81,015	2,073,965

The cost of in-kind purchases and proceeds from in-kind redemptions during the period ended April 30, 2017 were as follows:

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Cost of in-kind purchases	$33,543,553	$44,294,665	$32,691,487
Proceeds from in-kind redemptions	–	–	–

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2017, a related shareholder's investment in Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF represents 64%, 54%, and 61% of outstanding shares, respectively. Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.60%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%), until one year from the date of the prospectus. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Trustees. During the period ended April 30, 2017, such reimbursements for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF amounted to $33,605, $31,063, and $36,937, respectively, and are not subject to future recoupment.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds' primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor. The Funds pay no fees directly to Foreside.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2017 (Unaudited)

NOTE 4 - CAPITAL STOCK

As of April 30, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof ("Creation Units") to broker-dealers that have entered into a participation agreement with Foreside ("Authorized Participants"). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day ("Creation Basket"). Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTE 5 - NEW PRONOUNCEMENTS

In October 2016, the SEC voted to approve rules to modernize and enhance reporting of information provided by registered investment companies ("Reporting Modernization Rules"). The new rules also make certain amendments to Regulation S-X to require standardized, more detailed disclosure in registered investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the amendments and their impacts, if any, on the Funds' financial statements.

DAVIS FUNDAMENTAL ETF TRUST	Financial Highlights
DAVIS SELECT U.S. EQUITY ETF

The following financial information represents selected data for each share of capital stock outstanding throughout the period:

Period from January 11, 2017[a] to April 30, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$20.13
Income from Investment Operations:
Net Investment Income[b]	0.04
Net Realized and Unrealized Gains	0.33
Total from Investment Operations	0.37
Net Asset Value, End of Period	$20.50
Total Return Net Asset Value[c]	1.82%
Total Return Market Price[c]	2.02%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,877
Ratio of Expenses to Average Net Assets:
Gross	1.10%[d]
Net[e]	0.60%[d]
Ratio of Net Investment Income to Average Net Assets	0.65%[d]
Portfolio Turnover Rate[f]	7%

a	Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

b	Per share calculations were based on average shares outstanding for the period.

c
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last day business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last day business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Financial Highlights - (Continued)
DAVIS SELECT FINANCIAL ETF

The following financial information represents selected data for each share of capital stock outstanding throughout the period:

Period from January 11, 2017[a] to April 30, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$20.10
Income from Investment Operations:
Net Investment Income[b]	0.07
Net Realized and Unrealized Gains	0.63
Total from Investment Operations	0.70
Net Asset Value, End of Period	$20.80
Total Return Net Asset Value[c]	3.46%
Total Return Market Price[c]	3.61%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,794
Ratio of Expenses to Average Net Assets:
Gross	1.08%[d]
Net[e]	0.65%[d]
Ratio of Net Investment Income to Average Net Assets	1.07%[d]
Portfolio Turnover Rate[f]	0%[g]

a	Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

b	Per share calculations were based on average shares outstanding for the period.

c
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last day business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last day business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

g	Less than 0.50%

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Financial Highlights – (Continued)
DAVIS SELECT WORLDWIDE ETF

The following financial information represents selected data for each share of capital stock outstanding throughout the period:

Period from January 11, 2017[a] to April 30, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$20.15
Income from Investment Operations:
Net Investment Income[b]	0.01
Net Realized and Unrealized Gains	1.31
Total from Investment Operations	1.32
Net Asset Value, End of Period	$21.47
Total Return Net Asset Value[c]	6.58%
Total Return Market Price[c]	6.78%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,543
Ratio of Expenses to Average Net Assets:
Gross	1.23%[d]
Net[e]	0.65%[d]
Ratio of Net Investment Income to Average Net Assets	0.13%[d]
Portfolio Turnover Rate[f]	10%

a	Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

b	Per share calculations were based on average shares outstanding for the period.

c
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last day business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last day business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Trustees Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement

The Board of Trustees (the "Trustees") of the Davis Fundamental ETF Trust (the "Trust") oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF (each a "Fund" and collectively the "Funds").

With the assistance of counsel, the Independent Trustees undertook a comprehensive review process, which included an in-person Organizational Meeting, held in October 2016 (the "Meeting"). At the Meeting, the Trustees, including the Independent Trustees separately, considered whether to approve, for an initial two-year term, the investment advisory agreement with Davis Selected Advisers, L.P. ( the "Adviser") and Davis Selected Advisers-NY, Inc. (the "Sub-Adviser") (jointly "Davis Advisors" and the "Advisory Agreement"). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information, which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Reasons the Independent Trustees Approved the Advisory Agreement

The Independent Trustees' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor in the approval of the Advisory Agreement. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Trustees' decision to approve of the Advisory Agreement.

Since the Funds had not yet commenced investment operations, the Trustees could not consider the historical investment performance of the Funds. However, the Independent Trustees were provided information regarding and were familiar with the performance records of other registered investment companies advised by Davis Advisors with a similar investment strategy. The Independent Trustees also considered the investment management team and Davis Advisors' investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors' investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Trustees noted that Davis Advisors has agreed to invest a significant amount in each of the Funds, and the Independent Trustees considered that these investments tend to align Davis Advisors' interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Trustees assessed (a) comparative fee and expense information for other funds advised by Davis Advisors; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints (if applicable) of each of the Funds, including an assessment of the fee waiver and expense limitation agreement for the Funds.

At the time of the Meeting, historical information regarding the costs of services provided by the Adviser to the Funds and the profitability of the Funds to the Adviser was not available, as the Fund had not commenced operations and it was not possible to measure the profitability from the Funds. The Independent Trustees did recognize the significant time and resources the Adviser committed to develop the Funds, including organizing the Trust and Funds, obtaining necessary exemptive relief from the Securities and Exchange Commission (the "SEC"), hiring additional personnel, and arranging for the service providers to the Funds. The Independent Trustees reviewed the management fee schedule for each Fund, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services to be provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it

DAVIS FUNDAMENTAL ETF TRUST	Trustees Approval of Advisory Agreement
(Unaudited) – (Continued)

Reasons the Independent Trustees Approved the Advisory Agreement – (Continued)

provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.

The Independent Trustees compared the fees to be paid to Davis Advisors by the Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services that would be provided to the Funds is more extensive, with greater risks associated with operating SEC registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to registered investment companies. In addition to the operational work required to comply with the exemptive order issued by the SEC. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, and compliance. The Independent Trustees concluded that reasonable justifications existed for the differences between the fee rates for the Funds and Davis Advisors' other lines of business.

Approval of the Advisory Agreement

The Independent Trustees determined that the advisory fees for each of the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups. The Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interest of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to approve the Advisory Agreement for an initial two-year term.

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Trustees

Ralph J. Egizi (03/31/48)	Trustee	Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments (Chief Investment Officer) of Eastman Chemical Company (manufacture of chemicals, fibers, and plastics), from 1999 to 2013.	3	none

Thomas D. Tays (03/07/57)	Trustee	Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	3	none

Interested Trustee*

Kenneth C. Eich (08/14/53)	Trustee/ Chairman	Trustee/ Chairman since 2016	Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.	3	none
* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an "interested person" of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Fundamental ETF Trust officer since 2016). President or Vice President of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Davis Fundamental ETF Trust officer since 2016). See description in the section on Interested Trustee.
Douglas A. Haines (born 03/04/71, Davis Fundamental ETF Trust officer since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Sharra L. Haynes (born 09/25/66, Davis Fundamental ETF Trust officer since 2016). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Davis Fundamental ETF Trust officer since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisetfs.com. Fact Sheets are available on the Funds' website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Thomas D. Tays qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 7, 2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: July 7, 2017